Average Annual Total Returns (Small Cap Index Trust)	12 Months Ended
May 01, 2011
Russell 2000 Index
Average Annual Return:
One Year	26.85%
Five Year	4.47%
Ten Year	6.33%
Series I, Small Cap Index Trust
Average Annual Return:
One Year	26.36%
Five Year	4.07%
Ten Year	5.63%
Date of Inception	May 01, 2000
Series II, Small Cap Index Trust
Average Annual Return:
One Year	26.10%
Five Year	3.85%
Ten Year	5.45%
Date of Inception	Jan. 28, 2002
Series NAV, Small Cap Index Trust
Average Annual Return:
One Year	26.42%
Five Year	4.12%
Ten Year	5.66%
Date of Inception	Apr. 29, 2005